Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Star Mountain Lower Middle-Market Capital Corp
Entity Central Index Key	0001786835